SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16 – SUBSEQUENT EVENTS

On July 9, 2014, the Company repaid $500,000 of related party notes payable to PVM International, Inc.

On July 19, 2014, the Company received the third warrant for 33,333 shares of common stock as a payment for services provided to MJ Holdings. The warrant was initially valuated at $53,866 using the Black Scholes model.

On July 21, 2014, the Company paid $75,000 to PVM International, Inc. as a partial payment for advances made by PVMI for escrow deposits used to secure properties for possible license acquisition in the San Diego market area.

On July 21, 2014, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with accredited investors (the “Investors”) pursuant to which the Company agreed to sell, and the Investors agreed to purchase, convertible debentures (the “Debentures”) in the aggregate principal amount of $3,000,000, in three tranches, each in the amount of $1,000,000. The initial closing under the Purchase Agreement, for Debentures in the aggregate principal amount of $1,000,000, occurred on July 21, 2014. The Debentures bear interest at the rate of 10% per year (half of which is due at issuance) and are convertible into common stock at a conversion price of $11.75 per share (subject to adjustment in the event of stock splits, stock dividends, and similar transactions, and in the event of subsequent sales of common stock at a lower purchase price (subject to certain exceptions)). Repayment of principal on the debentures, together with accrued interest thereon, is due in seven monthly installments, commencing six months from issuance. The Company may make such payments in cash (in which event the Company will pay a 30% premium) or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. In connection with the Purchase Agreement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investors, pursuant to which the Company agreed to file a registration statement for the shares of common stock issuable upon conversion of, or payable as interest on, the Debentures, within 45 days of the initial closing date under the Purchase Agreement, and to have such registration statement declared effective within 120 days of the initial closing date. Subsequent closings under the Purchase Agreement, each for Debentures in the aggregate principal amount of $1,000,000, will occur, subject to customary closing conditions, within two days of the Company’s filing of a registration statement with the Securities and Exchange Commission under the Registration Rights Agreement, and within 2 days of the effective date of such registration statement.

On July 23, 2014, Mr. Guy Marsala was appointed to fill a vacancy in the board of directors and then was elected Chairman of the Board of Directors of Medbox, Inc. (the “Company”). Immediately afterwards, Dr. Bruce Bedrick resigned as President and Chief Executive Officer of the Company and Mr. Marsala was then appointed President and Chief Executive Officer of the Company.

In connection with Mr. Marsala’s election as President, Chief Executive Officer and Chairman, on July 23, 2014, the Company entered into an employment agreement with Mr. Marsala (the “Employment Agreement”). Pursuant to the Employment Agreement, the Company agreed to engage Mr. Marsala, and Mr. Marsala agreed to serve as the Company’s President, Chief Executive Officer and Chairman, for a two-year term, which term will automatically be extended for successive additional one-year terms, unless either party provides written notice to the other 90 days prior to the expiration of the initial term or any successive term, that Mr. Marsala’s engagement will not be extended. The Company agreed to pay Mr. Marsala a salary of $330,000 per year and to pay Mr. Marsala $2,500 per month for living expenses in the West Hollywood, California area. Mr. Marsala will also be entitled to an annual bonus of up to $250,000, including up to $125,000 in cash and up to $125,000 in equity of the Company, subject to performance criteria and objectives to be established by mutual agreement of the Board of Directors and Mr. Marsala within 90 days of the effective date of the Employment Agreement, and thereafter from time to time by the Board of Directors in consultation with Mr. Marsala. Mr. Marsala will also be entitled to an award of restricted stock units, to be issued within 90 days of the effective date of the Employment Agreement, under an equity incentive plan to be adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant. The Company also agreed to make an equal stock award to Mr. Marsala on each anniversary date of the Employment Agreement.

The Company may terminate the Employment Agreement with or without Cause (as defined in the Employment Agreement) upon written notice to Mr. Marsala. In the event the Company terminates the Employment Agreement without Cause, Mr. Marsala terminates the Employment Agreement with Good Reason (as defined in the Employment Agreement), or the Employment Agreement is not renewed as a result of notice to Mr. Marsala provided 90 days prior to expiration of the initial or a renewal term, Mr. Marsala will be entitled to payment of 1.5 times his annual salary and payment of all remaining lease payments or lease breakage fees on living quarters in the West Hollywood area up to the sum of $2,500 per month, unless the Company takes over the lease, and provided that the Company’s Chief Financial Officer has had a reasonable opportunity to review and approve in writing any such lease or extension thereof or amendment or modification thereto in advance of Mr. Marsala binding himself thereto. Termination by the Company within 365 days of a Change of Control (as defined in the Employment Agreement) in the absence of Cause will conclusively be deemed a termination by the Company without Cause.

After June 30, 2014 the Company, through its operating subsidiaries, Medbox Property Investments, Inc. and MJ Property Investments, Inc. entered into seven additional real estate purchase agreements with an aggregated value of $13,565,000 and paid deposits of $378,000 into the escrow accounts. In addition to amounts already paid, the Company is expecting to pay an additional $82,000 into the escrow accounts for two of the aforementioned seven properties before August 31, 2014. The newly signed agreements have closing dates varying between December 11, 2014 and February 10, 2015.

In order to extend the closing date to October 18, 2014 on two of the real estate agreements previously signed during the second quarter of 2014, the Company paid an additional $35,000 on July 23, 2014, and will make three monthly rent payments not applicable towards purchase price in the amount of $3,200 per month starting July 18, 2014 for one of the agreements, and the Company paid an additional nonrefundable and not applicable toward purchase price fee of $15,000 for the second agreement.

On July 28, 2014, MJ Property Investments, Inc. entered into a promissory note secured by a deed of trust with a seller of a property anticipated to be used for development of a retail store in the state of Washington. The purchase price of the property was $399,000 of which $150,000 was paid on July 23, 2014, and the remaining promissory note of $249,000 bears interest of 12% and has six monthly interest-only payments of $2,490 due beginning August 1, 2014 and the principal fully due on January 30, 2015. In the event of a default, as defined, the interest rate increases to 18% and the note can be accelerated.

During July 2014 one of the real estate properties that MJ Property Investments, Inc. opened escrow on was foreclosed upon and the agreement was canceled and escrow money in the amount of $10,000 was reimbursed to the Company on July 28, 2014.

During July, MJ Property Investments, Inc. allowed the escrows to expire on two agreements with an aggregate purchase price of $2,500,000 and forfeited $100,000 in earnest money in order to negotiate more favorable terms for the purchases.

A summary of open real estate purchase transactions as of August 13, 2014 is represented in the table below:

Property	Purchase price	Initial closing date	Amount paid in escrow	Date escrow opened
1	$3,500,000	12/11/2014	$100,000	07/25/2014
2	3,650,000	01/05/2015	100,000	07/21/2014
3	2,450,000	12/01/2014	100,000	08/13/2014
4	790,000	01/01/2015	30,000	08/12/2014
5	480,000	01/31/2015	5,000	08/12/2014
6	2,100,000	02/10/2015	33,000	08/13/2014
7	595,000	01/31/2015	10,000	08/13/2014
8	695,000	10/18/2014	10,000	06/28/2014
9	820,000	10/18/2014	45,000	06/28/2014
Total	$15,080,000		$433,000

On July 22, 2014 Medbox Property Investments, Inc., entered into a new lease for a facility which will be used in the application process for both a dispensary and cultivation facility. The lease is payable monthly at a rate of $20,000 per month. The lease has a five year term, but is contingent upon license approval which allows for early termination of the lease after January 1, 2015 if the license is not granted.

On August 6, 2014, the board of directors approved the adoption of the 2014 Medbox, Inc. Equity Incentive Plan providing for the issuance of equity based instruments to employees, directors and consultants covering up to an initial total of 2,000,000 shares of common stock.

On August 13, 2014, the Company issued a note payable to PVMI for $350,000 in exchange for cash received.

Note 16 – Subsequent Events

In January and February 2014 the Company sold 485,830 shares of common stock at a price of $5.00 per share raising net proceeds of approximately $2,400,000.

The Company’s inventory at December 31, 2013 includes the capitalized costs acquired by the Company during developing of new markets. These costs are charged to cost of revenues after finalizing work on the consulting agreements for specific market by allocation total capitalized costs to the number of clients in the specific market. In late January 2014 the announcement for awarding licenses for dispensaries in Massachusetts was issued and the Company was unsuccessful obtaining any license in that state. As a result, the acquired costs accumulated for developing the market of Massachusetts will be charged to cost of revenues in January 2014 in the amount of $259,657.

In February 2014 the Company issued notes payable to PVMI which is 100% owned by the founder of the Company in the amount of $250,000 and $100,000.  These notes were substantially repaid and as of March 28, 2014 the outstanding balance was $16,574.

The Company retained Vincent Chase Inc. for 2014 for management advisory and consulting services for the monthly compensation of $12,500.

On December 18, 2013 the Company declared a two-for-one (2:1) forward stock split, effectuated in the form of a common stock dividend on each share of its outstanding common stock. The stock dividend was issued on February 3, 2014 in the amount of 14,762,875 common shares.

On February 26, 2013, the Company entered into a Stock Purchase Agreement and Technology Licensing Agreement to acquire 25% or 833,333 shares of Bio-Tech in exchange for $1,500,000 and 700,000 shares of the Company’s common stock. On February 27, 2014 the Company signed a settlement agreement with Bio-Tech. According to the agreement, the Company maintained full license rights on the Bio-Tech technology for the term of five years with no additional monies due from the Company. All stock transfers between the companies were canceled and rescinded.

The Company has elected J. Mitchell Lowe, co-founder of Netflix and former Redbox president, to its Board of Directors, effective March 3, 2014. Mr. Lowe is the first Independent Director of the Company.